SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Results by Segment	Results by segment
For the year ended 31 December

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2025	£m	£m	£m	£m	£m
Net interest income	3,517	129	677	100	4,423
Non-interest income/(expense)	173	181	117	(98)	373
Total operating income	3,690	310	794	2	4,796
Operating expenses before credit impairment charges, provisions and charges	(1,933)	(150)	(376)	(35)	(2,494)
Credit impairment charges	(133)	(8)	(28)	(24)	(193)
Provisions for other liabilities and charges	(340)	(228)	(68)	37	(599)
Total credit impairment charges, provisions and charges	(473)	(236)	(96)	13	(792)
Profit/(loss) before tax	1,284	(76)	322	(20)	1,510

Revenue/(expense) from external customers	4,273	781	647	(905)	4,796
Inter-segment (expense)/revenue	(583)	(471)	147	907	—
Total operating income	3,690	310	794	2	4,796

Revenue from external customers includes the following fee and commission income[1]:
–Current account and debit card fees	415	—	49	4	468
–Insurance, protection and investments	48	—	—	—	48
–Credit cards	100	—	—	—	100
–Non-banking and other fees[2]	5	38	92	3	138
Total fee and commission income	568	38	141	7	754
Fee and commission expense	(397)	(8)	(5)	(11)	(421)
Net fee and commission income/(expense)	171	30	136	(4)	333

At 31 December 2025
Customer loans	175,196	4,979	18,927	1,454	200,556
Customer deposits	155,652	—	24,414	10,108	190,174

Average number of full-time equivalent staff	13,802	762	2,092	139	16,795
1The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
2Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance invoice finance and trade finance.

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2024	£m	£m	£m	£m	£m
Net interest income	3,435	144	694	53	4,326
Non-interest income/(expense)	117	182	128	(70)	357
Total operating income/(expense)	3,552	326	822	(17)	4,683
Operating expenses before credit impairment charges, provisions and charges	(1,980)	(152)	(417)	(28)	(2,577)
Credit impairment charges	(49)	(17)	(4)	—	(70)
Provisions for other liabilities and charges	(297)	(332)	(50)	(27)	(706)
Total credit impairment charges, provisions and charges	(346)	(349)	(54)	(27)	(776)
Profit/(loss) before tax	1,226	(175)	351	(72)	1,330

Revenue/(expense) from external customers	3,789	754	562	(422)	4,683
Inter-segment (expense)/revenue	(237)	(428)	260	405	—
Total operating income/(expense)	3,552	326	822	(17)	4,683

Revenue from external customers includes the following fee and commission income[1]:
–Current account and debit card fees	424	—	50	—	474
–Insurance, protection and investments	48	—	—	—	48
–Credit cards	92	—	—	—	92
–Non-banking and other fees[2]	3	28	73	12	116
Total fee and commission income	567	28	123	12	730
Fee and commission expense	(445)	(7)	(10)	(22)	(484)
Net fee and commission income/(expense)	122	21	113	(10)	246

At 31 December 2024
Customer loans	173,739	4,759	18,029	1,331	197,858
Customer deposits	151,815	—	22,137	9,457	183,409

Average number of full-time equivalent staff	15,993	773	2,494	159	19,419

	Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2023	£m	£m	£m	£m	£m
Net interest income/(expense)	3,740	156	841	(70)	4,667
Non-interest income	177	192	135	5	509
Total operating income/(expense)	3,917	348	976	(65)	5,176
Operating expenses before credit impairment charges, provisions and charges	(1,816)	(141)	(351)	(177)	(2,485)
Credit impairment charges	(150)	(15)	(40)	(1)	(206)
Provisions for other liabilities and charges	(233)	(18)	(15)	(70)	(336)
Total credit impairment charges, provisions and charges	(383)	(33)	(55)	(71)	(542)
Profit/(loss) before tax	1,718	174	570	(313)	2,149

Revenue from external customers	3,670	663	712	131	5,176
Inter-segment revenue/(expense)	247	(315)	264	(196)	—
Total operating income/(expense)	3,917	348	976	(65)	5,176

Revenue from external customers includes the following fee and commission income[1]:
–Current account and debit card fees	493	—	49	—	542
–Insurance, protection and investments	47	—	—	—	47
–Credit card fees	94	—	—	—	94
–Non-banking and other fees[2]	3	25	79	11	118
Total fee and commission income	637	25	128	11	801
Fee and commission expense	(463)	(6)	(11)	(25)	(505)
Net fee and commission income/(expense)	174	19	117	(14)	296

At 31 December 2023
Customer loans	182,267	5,228	17,939	1,256	206,690
Customer deposits	158,329	—	24,066	11,168	193,563

Average number of full-time equivalent staff	16,330	816	2,376	184	19,706
1The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
2Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
Summary Of Relationship Between Customer Liabilities and Deposits	The table below shows the relationship between Customer assets and Loans and advances to customers as presented in the Consolidated Balance Sheet.
Customer assets exclude joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account and cash collateral. It also shows the relationship between customer liabilities (see above) and Deposits by customers as presented in the Consolidated Balance Sheet.

	Assets		Liabilities
	2025	2024	2025	2024
	£m	£m	£m	£m
Customer balances (gross)	200,556	197,858	190,174	183,409
Loan loss allowance	(730)	(785)	—	—
Customer balances (net)	199,826	197,073	190,174	183,409
Intercompany balances (including joint ventures)	5,043	4,813	1,590	1,715
Accrued interest	737	724	932	878
Other items	360	319	(365)	(227)
Loans and advances to customers / Deposits by customers	205,966	202,929	192,331	185,775